Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0015	$ 0.0015
Ordinary share, shares authorized (in Shares)	26,666,667	26,666,667
Ordinary share, shares issued (in Shares)	2,707,836	2,707,836
Ordinary share, shares outstanding (in Shares)	2,707,836	2,707,836
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0015	$ 0.0015
Ordinary share, shares authorized (in Shares)	6,666,667	6,666,667
Ordinary share, shares issued (in Shares)	2,792,000	2,792,000
Ordinary share, shares outstanding (in Shares)	2,792,000	2,792,000